Other Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Other Accrued Liabilities [Text Block]
Other accrued liabilities consist of the following:

	December 31,
	2013	2012
Retirement indemnities	1,131	1,055
Provision for warranty costs	705	1,062
Accruals for social expenses	414	386
Conditional government subsidies	391	341
Value added tax payable	292	326
Accrued interests	3	139
Others	258	373
Total	3,194	3,682
Less non-current portion	(1,624)	(1,753)
Current portion	1,570	1,928

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

Changes in the provision for warranty costs are as follows:

	December 31,
	2013	2012
Beginning of year	1,062	1,287
Amount used during the year	(711)	(694)
New warranty expenses	354	469
End of year	705	1,062
Less current portion	(505)	(666)
Long term portion	200	396